INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of
	December 31,	June 30,
	2023	2024
Intangible assets with indefinite lives:
Brand names	5,327	5,229
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	281	274
Purchased software	135	135
Other intangible assets	75	74
Total	6,010	5,904
Less: Accumulated amortization	204	217
Less: Accumulated impairment loss	526	513
Total	5,280	5,174

Amortization expense of intangible assets for the six months ended June 30, 2023 and 2024 amounted to RMB23 and RMB20, respectively.

No impairment was recorded for the six months ended June 2023 and 2024.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for
Intangible Assets
Remainder of 2024	19
2025	31
2026	28
2027	23
2028	22
Thereafter	128
Total	251